Balance sheet components	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance sheet components

4. Balance sheet components

Inventories, net

Inventories, net consisted of the following:

	December 31,		September 30, 2014
(in thousands)	2012	2013

			(unaudited)
Components	$3,240	$8,000	$9,515
Finished goods	57,172	103,994	107,499

Inventories, net	$60,412	$111,994	$117,014

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,		September 30, 2014
(in thousands)	2012	2013

			(unaudited)
Prepaid income taxes	$9,529	$—	$25,064
Current deferred tax assets	7,226	15,173	14,981
Prepaid expenses	1,947	2,739	4,715
Deposits	1,193	2,049	1,584
Prepaid licenses	544	1,091	1,834
Other current assets	1,285	915	879

	$21,724	$21,967	$49,057

Property and equipment, net

Property and equipment, net consisted of the following;

	Useful life (in years)	December 31,		September 30, 2014
(in thousands)		2012	2013

				(unaudited)
Leasehold improvements	3–7	$7,595	$20,111	$22,342
Computers, software, equipment and furniture	2–7	4,757	11,988	20,724
Tooling	1–4	4,197	8,799	14,860
Construction in progress		6,356	2,151	3,790
Tradeshow equipment	2–5	2,308	2,613	2,792
Automobiles	3–5	717	856	967

		25,930	46,518	65,475
Less: Accumulated depreciation and amortization		(3,490)	(14,407)	(25,136)

		$22,440	$32,111	$40,339

Depreciation expense was $0.6 million, $2.8 million, $10.9 million, $7.7 million and $11.9 million for years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited), respectively.

Goodwill and acquired intangible assets

Goodwill at December 31, 2012, 2013 and September 30, 2014 (unaudited) was as follows:

(In thousands)
Goodwill at December 31, 2012	$4,233
Acquisition	9,862

Goodwill at December 31, 2013	$14,095
Adjustments (unaudited)	—

Goodwill at September 30, 2014 (unaudited)	$14,095

Goodwill increased by approximately $9.9 million due to the acquisition of General Things, Inc. (General Things) in the fourth quarter of 2013. There were no impairments or other additions to goodwill in 2013 or the nine months ended September 30, 2014 (unaudited).

Acquired intangible assets at December 31, 2012, 2013 and September 30, 2014 (unaudited) were as follows:

	December 31, 2012			Weighted average remaining useful life (in years)
(in thousands)	Gross	Accumulated amortization	Net

Developed technology	$5,330	$(1,629)	$3,701	4.2
Tradename	664	(243)	421	3.2
Customer relationships	170	(104)	66	1.2
Noncompete agreements	150	(137)	13	0.2
Domain name	15	—	15

	$6,329	$(2,113)	$4,216

	December 31, 2013			Weighted average remaining useful life (in years)
(in thousands)	Gross	Accumulated amortization	Net

Developed technology	$5,330	$(2,517)	$2,813	3.2
Tradename	664	(376)	288	2.2
Customer relationships	170	(161)	9	0.2
Noncompete agreements	311	(166)	145	1.8
Domain name	15	—	15

	$6,490	$(3,220)	$3,270

	September 30, 2014 (unaudited)			Weighted average remaining useful life (in years)
(in thousands)	Gross	Accumulated amortization	Net

Developed technology	$5,330	$(3,183)	$2,147	2.5
Tradename	664	(476)	188	1.5
Customer relationships	170	(170)	—	—
Noncompete agreements	311	(227)	84	1.1
Domain name	15	—	15

	$6,490	$(4,056)	$2,434

Amortization expense in fiscal years 2011, 2012, 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) was $1.0 million, $1.2 million, $1.1 million, $0.8 million and $0.8 million, respectively.

The estimated future amortization expense of acquired intangible assets to be charged to cost of revenue and operating expenses as of December 31, 2013, is as follows:

(in thousands)	Cost of revenue	Operating expenses	Total

Years ending December 31,
2014	$888	$223	$1,111
2015	888	197	1,085
2016	888	22	910
2017	149	—	149

	$2,813	$442	$3,255

The estimated future amortization expense of acquired intangible assets to be charged to cost of revenue and operating expenses as of September 30, 2014 (unaudited), is as follows:

(in thousands)	Cost of revenue	Operating expenses	Total

Years ending December 31,
2014 (remaining 3 months)	$221	$54	$275
2015	888	197	1,085
2016	888	22	910
2017	149	—	149

	$2,146	$273	$2,419

Other long-term assets

Other long-term assets consisted of the following:

	December 31,		September, 2014
(in thousands)	2012	2013

			(unaudited)
POP displays	$13,106	$22,379	$19,517
Deposits	1,920	2,698	5,492
Long-term licenses	—	4,000	4,062
Deferred financing charges	1,378	947	—
Long-term deferred tax assets	554	736	4,736
Deferred public offering costs	—	1,395	—

	$16,958	$32,155	$33,807

Deferred public offering costs consist principally of legal, accounting and other fees incurred through the balance sheet date that are directly related to this public offering and that will be charged to stockholders’ equity (deficit) upon the receipt of the capital raised. As of December 31, 2013 and September 30, 2014 (unaudited), $0.5 million and $0.8 million, respectively, of deferred public offering costs are included in accrued liabilities.

Accrued liabilities

Accrued liabilities consisted of the following:

	December 31,		September 30, 2014
(in thousands)	2012	2013

			(unaudited)
Accrued payables	$33,112	$49,975	$45,180
Employee related liabilities	2,716	11,932	24,217
Customer deposits	1,372	1,316	3,566
Warranty liability	1,734	3,691	5,138
Taxes payable	2,561	7,766	11,340
Accrued sponsorship expense	504	2,909	1,697
Accrued sales incentives	3,314	4,909	5,066
Sales commissions	2,579	2,454	2,037
Other	822	1,439	1,687

	$48,714	$86,391	$99,928